Regulatory Matters and Restrictions on Dividends - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
New capital requirement effective date	2015
Capital conservation buffer ratio to be phased in over four years (as a percent)	2.50%
Capital conservation buffer phased in period	4 years
Capital conservation buffer beginning period	2016
Basel III Requirements [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Unrealized gains and losses in accumulated other comprehensive income	$ 250,000,000,000